OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES	Note 7 - OTHER PAYABLES AND ACCRUED EXPENSES:
	December 31
	2024	2023
	U.S. dollars in thousands
Accrued expenses	512	975
Grants in advance	87	268
Others	271	144
	870	1,387